Transactions with Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Contributions of Non-controlling Shareholders

As of December 31, balances comprise:

	2017	2018
Viva GyM S.A.
Contributions received	8,654	3,399
Returns of contributions	(45,053)	(87,856)

	(36,399)	(84,457)

Plus (less):
Contributions from other subsidiaries	3,202	15,120

Decrease in equity of non controlling parties	(33,197)	(69,337)